Financial Risk Management - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of financial liabilities [line items]
Total assets	$ 62,198	$ 112,060
Revenue	794,841	868,263	$ 1,919,349
Receivables from customers, net	199,788	168,913
Joint interest receivables, net	$ 34,633	21,294
Leverage target, minimum	2,500
Commodity
Disclosure of financial liabilities [line items]
Revenue	$ 732,259	$ 802,399	$ 1,873,011
Derivative financial instrument, percent hedged in next 12 months	65.00%
Derivative financial instrument, percent hedged in months 13 to 24	50.00%
Derivative financial instrument, percent hedged in months 25 to 36	30.00%
Upstream natural gas and oil properties
Disclosure of financial liabilities [line items]
Assets pledged, percent	1
Upstream natural gas and oil properties | Discount rate
Disclosure of financial liabilities [line items]
Significant unobservable input, assets	0.10